Investments accounted for using equity method - Schedule of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets [abstract]
Cash and cash equivalents	€ 1,075	€ 3,521	€ 2,907	€ 1,047
Total current assets	2,240	4,302
Non-current assets	11,130	6,025
Current liabilities [abstract]
Total current liabilities	2,571	1,522
Non-current liabilities [abstract]
Other non-current liabilities	35	41
Total non-current liabilities	8,085	5,313
Reconciliation To Carrying Amounts [Abstract]
Profit for the period	(94)	27	(904)
Other comprehensive income	(419)	204	(169)
Revenue	2,627	2,001	2,030
Interest income	91	127	51
Income tax expense	(21)	55	176
Profit for the period	(94)	27	(904)
Other comprehensive income	(419)	204	(169)
Total comprehensive income	(513)	231	€ (1,073)
Horizons-3 Satellite LLC [Member]
Current assets [abstract]
Cash and cash equivalents	0
Other current assets	5
Total current assets	5
Non-current assets	200
Current liabilities [abstract]
Financial liabilities (excluding trade payables)	0
Other current liabilities	2
Total current liabilities	2
Non-current liabilities [abstract]
Financial liabilities (excluding trade payables)	21
Other non-current liabilities	0
Total non-current liabilities	21
Net assets	182	189
Reconciliation To Carrying Amounts [Abstract]
Opening net assets	189
Profit for the period	1
Other comprehensive income	0
Contributions	15
Dividends paid	0
Foreign exchange differences	(23)
Closing net assets	182	189
Revenue	31
Interest income	0
Depreciation and amortisation	(20)
Interest expense	(3)
Income tax expense	0
Profit for the period	1
Other comprehensive income	0
Total comprehensive income	1
Dividends received from associates and joint venture entities	0
Horizons-4 Satellite LLC [Member]
Current assets [abstract]
Cash and cash equivalents	1
Other current assets	0
Total current assets	1
Non-current assets	38
Current liabilities [abstract]
Financial liabilities (excluding trade payables)	0
Other current liabilities	0
Total current liabilities	0
Non-current liabilities [abstract]
Financial liabilities (excluding trade payables)	0
Other non-current liabilities	0
Total non-current liabilities	0
Net assets	39	50
Reconciliation To Carrying Amounts [Abstract]
Opening net assets	50
Profit for the period	0
Other comprehensive income	0
Contributions	0
Dividends paid	(5)
Foreign exchange differences	(6)
Closing net assets	39	€ 50
Revenue	4
Interest income	0
Depreciation and amortisation	(2)
Interest expense	0
Income tax expense	0
Profit for the period	0
Other comprehensive income	0
Total comprehensive income	0
Dividends received from associates and joint venture entities	€ 2